Fair Value Measurements (Details) - Schedule of fair value hierarchy of the valuation techniques	Sep. 30, 2021 USD ($)
Level 1 [Member]
Assets
Investments held in Trust Account - mutual fund	$ 382,614,309
Liabilities:
Derivative warrant liabilities - Public warrants	12,855,180
Derivative warrant liabilities - Private warrants
Level 2 [Member]
Assets
Investments held in Trust Account - mutual fund
Liabilities:
Derivative warrant liabilities - Public warrants
Derivative warrant liabilities - Private warrants
Level 3 [Member]
Assets
Investments held in Trust Account - mutual fund
Liabilities:
Derivative warrant liabilities - Public warrants
Derivative warrant liabilities - Private warrants	$ 11,370,120